Financial Assets at Fair Value Through Profit or Loss - Schedule of Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Total current assets		€ 426,320
US Listed Equity Securities [Member]
Current assets
Total current assets		106,299
Treasury Bond [Member]
Current assets
Total current assets		€ 320,021